Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2021 and 2020, prepaid expenses and other current assets consisted of the following:

	December 31, 2021	December 31, 2020
Prepaid professional service fees	$111,200	$25,190
Other receivables	30,546	28,181
Deposits	-	117,346
Others	103,275	17,277
	$245,021	$187,994